October 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource California Tax-Exempt Trust
       RiverSource California Tax-Exempt Fund
    Post-Effective Amendment No. 40
    File Nos. 33-5103/811-4646
    Accession Number: 0000950137-08-013275

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant's Post-Effective Amendment No. 40 (Amendment). This Amendment was filed electronically on October 29, 2008.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.